Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands										1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 03, 2015 Store	May. 27, 2015 USD ($) $ / shares shares	Feb. 20, 2015 shares	Feb. 05, 2015 USD ($) $ / shares shares	Oct. 21, 2014 shares	Oct. 09, 2014 $ / shares shares	Feb. 02, 2014 USD ($) Store $ / shares shares	Feb. 03, 2013 USD ($)	Jan. 29, 2012 USD ($)	Feb. 28, 2015 USD ($) $ / shares shares	Oct. 31, 2014 shares	Aug. 02, 2015 USD ($) Store $ / shares shares	Aug. 03, 2014 USD ($) Store	Aug. 02, 2015 USD ($) Store Segment $ / shares shares	Aug. 03, 2014 USD ($) Store	Feb. 01, 2015 USD ($) Store Segment $ / shares shares	Feb. 02, 2014 USD ($) Store $ / shares shares	Feb. 03, 2013 USD ($)	Nov. 02, 2014 Store	May. 04, 2014 Store	Nov. 03, 2013 Store	Aug. 04, 2013 Store	May. 05, 2013 Store
Description Of Business And Basis Of Presentation [Line Items]
Increase in authorized share amendment description						On October 9, 2014, we amended our certificate of incorporation to increase our authorized share count to 450,000,000 shares of stock, including 400,000,000 shares of common stock and 50,000,000 shares of preferred stock, each with a par value $0.01 per share and to split our common stock 224.9835679 for 1.								In October 2014, we amended and restated our certificate of incorporation to increase our authorized share count to 450,000,000 shares of stock, including 400,000,000 shares of common stock and 50,000,000 shares of preferred stock, each with a par value $0.01 per share and to split our common stock 224.9835679 for 1.
Increased authorized shares | shares						450,000,000
Common stock, shares authorized | shares						400,000,000	400,000,000					400,000,000		400,000,000		400,000,000	400,000,000
Common stock, par value | $ / shares						$ 0.01	$ 0.01					$ 0.01		$ 0.01		$ 0.01	$ 0.01
Stock split ratio						224.9835679
Preferred stock, shares authorized | shares						50,000,000	50,000,000					50,000,000		50,000,000		50,000,000	50,000,000
Preferred stock, par value | $ / shares						$ 0.01
Underwriters option exercised period for purchasing additional shares						30 days
Expiration date of Underwriters option to purchase additional shares						Oct. 21, 2014
Proceeds from IPO																$ 100,659
Number of operating segments | Segment														1		1
Number of reportable segments | Segment														1		1
Number of stores opened | Store														4		8
Number of stores opened | Store							66						69		69	73	66		70	68	64	62	61
Operating income												$ 26,767	$ 16,747	$ 62,515	$ 44,978	$ 73,861	$ 51,039	$ 43,714
Reclassification of paid-in capital							$ 333	$ 333	$ 333
Valuation allowance for deferred tax assets - US							$ 1,388					848		848		931	1,388
Long lived asset impairment loss																0	0	0
Unrealized foreign currency translation gain (loss)																(479)	(419)	15
Advertising costs expensed																29,144	$ 27,475	28,502
Unrecognized tax benefits																905
Tax penalties and interest																338
Tax benefits recognized to penalties and interest																90
Tax benefits recognized to penalties and interest																48
Unrecognized tax benefits if recognized, would impact the effective tax rate												$ 744		$ 744		$ 439
Common stock, shares issued | shares							33,452,684					41,122,534		41,122,534		40,217,640	33,452,684
Deferred financing costs net							$ 7,954	$ 10,076	$ 12,735			$ 3,138		$ 3,138		$ 6,186	$ 7,954	10,076
Common Stock [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued | shares																6,764,705
Common stock exercised | shares														904,894
Oak Hill Capital Management LLC [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of term loan held by Oak Hill Advisors, L.P.																8.30%
Term loan held by Oak Hill Advisors, L.P.																$ 35,626
Percentage of outstanding common stock owned												40.10%		40.10%		79.20%
Reimbursement expenses												$ 17	7	$ 31	34	$ 41	115	76
Oak Hill Capital Management LLC [Member] | Director [Member]
Description Of Business And Basis Of Presentation [Line Items]
Board members compensation												$ 0	$ 59	$ 39	118	$ 155	235	$ 235
Board Members [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned												1.10%		1.10%		3.70%
Public [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned																17.10%
Long Island Market [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of stores opened | Store																2
United States and Canada [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of stores opened | Store												76		76		73
Bethesda, Maryland [Member]
Description Of Business And Basis Of Presentation [Line Items]
Revenue															5,231	$ 5,416	12,036
Operating income															865	823	2,896
Farmingdale, New York [Member]
Description Of Business And Basis Of Presentation [Line Items]
Revenue														$ 110	4,328
Operating income														$ 380	$ 698
Subsequent Event [Member]
Description Of Business And Basis Of Presentation [Line Items]
Expiration date of Underwriters option to purchase additional shares				Feb. 20, 2015
Subsequent Event [Member] | Edina (Minneapolis), Minnesota [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of stores opened | Store	1
IPO [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued | shares						5,882,353					6,764,705
Common stock price per share | $ / shares						$ 16.00
Proceeds from IPO																$ 98,573
Under Writer Exercise Option [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued | shares						882,352
Common stock exercised | shares					882,352
Follow-on Offering [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock price per share | $ / shares		$ 31.50								$ 29.50
Common stock exercised | shares		853,155								300,151
Weighted average exercise price of exercised options | $ / shares		$ 4.46								$ 4.49
Proceed from exercise of options		$ 3,809								$ 1,346
Common stock, shares issued | shares		9,775,000								7,590,000
Follow-on Offering [Member] | Common Stock [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock exercised | shares		604,743
Follow-on Offering [Member] | Treasury Stock at Cost [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock exercised | shares		248,412
Follow-on Offering [Member] | Oak Hill Capital Management LLC [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned																62.10%
Follow-on Offering [Member] | Board Members [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned																2.20%
Follow-on Offering [Member] | Public [Member]
Description Of Business And Basis Of Presentation [Line Items]
Percentage of outstanding common stock owned												58.80%		58.80%		35.70%
Follow-on Offering [Member] | Subsequent Event [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued | shares				6,600,000
Common stock price per share | $ / shares				$ 29.50
Common stock exercised | shares			990,000	300,151
Weighted average exercise price of exercised options | $ / shares				$ 4.49
Proceed from exercise of options				$ 1,346
Over-Allotment Option [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock, shares issued | shares		1,275,000								990,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Description Of Business And Basis Of Presentation [Line Items]
Common stock issued | shares				990,000
Construction [Member]
Description Of Business And Basis Of Presentation [Line Items]
Construction allowance receivables							$ 5,677									$ 6,839	$ 5,677